General Information	6 Months Ended
Dec. 31, 2024
General Information [Abstract]
General information

Note 1. General information

Moolec Science SA (“the Company’’, “the Group” or “Moolec Science’’) is a public limited liability company (société anonyme) incorporated under the laws of the Grand Duchy of Luxembourg on May 23, 2022 (“date of incorporation”), created to develop affordable alternative proteins using molecular farming technology. The Company is registered with the Luxembourg Trade and Companies’ Register (Registre de Commerce et des Sociétés, Luxembourg) under number B268440. Its registered address is 17, Boulevard F.W. Raiffeisen, L-2411 Luxembourg, Grand Duchy of Luxembourg.

The subsidiaries and joint arrangements of the Company, of which their financial results have been included in the interim condensed consolidated financial statements, and in which the Company holds a majority of the voting rights or shares joint control as of December 31, 2024 are as follows:

Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of December 31, 2024
Moolec Science Limited (i)	Investment in subsidiaries	United Kingdom	100%
LightJump Acquisition Corporation (ii)	Investment in subsidiaries	USA	100%
ValoraSoy S.A.	Investment in subsidiaries	Argentina	100%
AG Biomolecules LLC (DE)	Investment in subsidiaries	USA	100%
Microo Foods Ingredients S.L.	Investment in joint arrangements	Spain	50%

(i)	Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.
(ii)	LightJump Acquisition Corporation is an entity dissolved as of the date of issuance of these Financial Statements.